UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.10%
Air Transportation - 3.04%
Continental Airlines, Inc. (a)	135,000	$3,353,400
JetBlue Airways Corp. (a)	450,000	3,010,500
US Airways Group, Inc. (a)(d)	320,000	2,960,000
		9,323,900
Beverage and Tobacco Product Manufacturing - 1.07%
Altria Group, Inc.	137,000	3,290,740
Building Material and Garden Equipment and Supplies Dealers - 1.31%
Home Depot, Inc.	127,000	4,023,360
Chemical Manufacturing - 4.14%
BASF SE (b)	81,800	5,158,081
EI du Pont de Nemours & Co.	110,700	4,939,434
The Procter & Gamble Co. (d)	43,600	2,614,692
		12,712,207
Computer and Electronic Product Manufacturing - 1.98%
Cypress Semiconductor Corp. (a)	235,000	2,956,300
Infineon Technologies AG (a)(b)	449,000	3,110,081
		6,066,381
Construction of Buildings - 2.40%
DR Horton, Inc.	172,000	1,912,640
Ryland Group, Inc.	67,200	1,204,224
Standard Pacific Corp. (a)	587,500	2,332,375
Toll Brothers, Inc. (a)	101,600	1,932,432
		7,381,671
Data Processing, Hosting & Related Services - 1.97%
Google, Inc. (a)(d)	11,500	6,046,585
Electrical Equipment, Appliance, and Component Manufacturing - 1.90%
Baldor Electric Co.	71,300	2,880,520
Corning, Inc.	161,500	2,952,220
		5,832,740
Food and Beverage Stores - 0.89%
Whole Foods Market, Inc. (a)	73,800	2,738,718
Food Manufacturing - 2.70%
Campbell Soup Co. (d)	114,800	4,104,100
HJ Heinz Co. (d)	88,500	4,192,245
		8,296,345
Food Services and Drinking Places - 2.15%
Chipotle Mexican Grill, Inc. (a)	20,000	3,440,000
McDonald's Corp.	42,600	3,174,126
		6,614,126
Forestry and Logging - 1.04%
Weyerhaeuser Co.	203,281	3,203,709
General Merchandise Stores - 2.79%
Costco Wholesale Corp. (d)	62,500	4,030,625
Wal-Mart de Mexico SAB de CV (b)	1,260,000	3,169,585
Wal-Mart de Mexico SAB de CV (a)(b)	540,000	1,350,000
		8,550,210
Machinery Manufacturing - 8.96%
Alfa Laval AB (b)	181,000	3,171,364
Baker Hughes, Inc.	64,300	2,739,180
Cummins, Inc.	56,700	5,135,886
Deere & Co. (d)	65,000	4,535,700
Gardner Denver, Inc.	58,400	3,134,912
Sandvik AB (b)	144,000	2,206,887
WW Grainger, Inc. (d)	55,000	6,551,050
		27,474,979
Mining (except Oil and Gas) - 1.01%
Thompson Creek Metals Co., Inc. (a)(b)	288,500	3,110,030
Motion Picture and Sound Recording Industries - 1.76%
The Walt Disney Co. (d)	162,700	5,386,997
Nonstore Retailers - 1.79%
Amazon.com, Inc. (a)	35,000	5,497,100
Oil and Gas Extraction - 0.40%
BASF SE - ADR	19,500	1,231,425
Paper Manufacturing - 2.00%
Kimberly-Clark Corp. (d)	94,300	6,134,215
Petroleum and Coal Products Manufacturing - 1.70%
Sunoco, Inc. (d)	142,600	5,204,900
Professional, Scientific, and Technical Services - 1.81%
International Business Machines Corp. (d)	41,400	5,553,396
Publishing Industries (except Internet) - 2.94%
Intuit, Inc. (a)(d)	133,000	5,826,730
SAP AG - ADR	64,800	3,195,288
		9,022,018
Real Estate - 1.29%
Grubb & Ellis Co. (a)	695,000	834,000
The St. Joe Co. (a)	126,000	3,133,620
		3,967,620
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.26%
KKR Financial Holdings LLC	293,000	2,572,540
Shariah Capital, Inc. (a)(c)	19,600	3,920
Tetragon Financial Group Ltd. (a)(b)	290,000	1,273,100
Tetragon Financial Group Ltd. (a)(b)	6,000	26,340
		3,875,900
Telecommunications - 1.98%
America Movil SAB de CV - ADR (d)	87,000	4,639,710
AT&T, Inc.	50,000	1,430,000
		6,069,710
Transportation Equipment Manufacturing - 6.92%
Daimler AG (a)(b)	102,300	6,475,590
Daimler AG (a)(b)	10,700	677,703
Eaton Corp.	40,600	3,349,094
Ford Motor Company (a)	369,000	4,516,560
Honda Motor Co., Ltd. - ADR	76,500	2,722,635
MAN SE (b)	32,000	3,488,180
		21,229,762
Truck Transportation - 2.90%
JB Hunt Transport Services, Inc.	78,400	2,720,480
Landstar System, Inc.	74,800	2,888,776
Old Dominion Freight Line, Inc. (a)	129,450	3,290,619
		8,899,875
Utilities - 10.00%
American Electric Power Co., Inc.	171,000	6,195,330
Dominion Resources, Inc.	137,500	6,003,250
Duke Energy Corp.	343,000	6,074,530
NextEra Energy, Inc.	111,500	6,064,485
Southern Co.	171,000	6,368,040
		30,705,635
TOTAL COMMON STOCKS (Cost $207,006,010)		227,444,254

EXCHANGE TRADED FUNDS - 10.55%
iShares Dow Jones U.S. Transportation Average Index Fund (d)	100,000	8,165,000
iShares MSCI Mexico Investable Market Index Fund	86,000	4,557,140
Market Vectors - Agribusiness ETF (d)	87,500	4,011,875
SPDR S&P Homebuilders ETF	196,000	3,098,760
SPDR S&P Retail ETF	300,000	12,537,000
TOTAL EXCHANGE TRADED FUNDS (Cost $30,496,046)		32,369,775

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 15.08%
Short-Term Investments - 15.08%
AIM STIT - Treasury Portfolio	$46,296,878	46,296,878
TOTAL SHORT TERM INVESTMENTS (Cost $46,296,878)		46,296,878

Total Investments (Cost $283,798,934) - 99.73%		306,110,907
Other Assets in Excess of Liabilities - 0.27%		838,942
TOTAL NET ASSETS - 100.00%		$306,949,849

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security
(c)	The Adviser has determined this security to be illiquid.
(d)	All or a portion of this security is pledged as collateral for short positions.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments		$283,798,934
Gross unrealized appreciation on investments		25,992,600
Gross unrealized appreciation on short positions		1,647,953
Gross unrealized depreciation on investments		(3,680,627)
Gross unrealized depreciation on short positions		(2,509,198)
Net unrealized appreciation		$21,450,728

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$6,614,126	$-	$-	$6,614,126
Agriculture, Forestry, Fishing and Hunting	3,203,708	-	-	3,203,708
Arts and Entertainment and Recreation	5,386,997	-	-	5,386,997
Construction	7,381,671	-	-	7,381,671
Finance and Insurance	36,241,755	3,920	-	36,245,675
Information	21,138,313	-	-	21,138,313
Mining, Quarrying, and Oil & Gas Extraction	4,341,455	-	-	4,341,455
Manufacturing	95,244,616	-	-	95,244,616
Real Estate and Rental and Leasing	3,967,620	-	-	3,967,620
Retail Trade	20,809,388	-	-	20,809,388
Transportation and Warehousing	18,223,775	-	-	18,223,775
Utilities	30,705,635	-	-	30,705,635
Wholesale Trade	6,551,050	-	-	6,551,050
Total Equity	259,810,109	3,920	-	259,814,029

Short-Term Investments	46,296,878	-	-	46,296,878

Total Investments in Securities	$306,106,987	$3,920	$-	$306,110,907

Short Sales	$48,060,648	$-	$-	$48,060,648

Other Financial Instruments*	$-	$-	$-	$-
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as futures contracts and written options. Other financial instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of September 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
None	$-

The Effect of Derivative Instruments on income for the period January 1, 2010 through September 30, 2010 was as follows:

Amount of Realized Gain (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period January 1, 2010
as hedging instruments	through
September 30, 2010
Purchased Options	$(1,766,709)
Written Options	702,953
Future Contracts	10,146
Total	$(1,053,610)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period January 1, 2010
as hedging instruments	through
September 30, 2010
Purchased Options	$(2,200)
Total	$(2,200)

Marketfield Fund
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)

	Shares	Value
Credit Suisse Group AG - ADR	70,000	$2,979,200
Deutsche Bank AG (2)	81,800	4,493,274
Eaton Vance Corp.	125,400	3,641,616
Financial Select Sector SPDR Fund (1)	486,500	6,981,275
Freeport-McMoRan Copper & Gold, Inc.	17,500	1,494,325
Invesco Ltd. (2)	292,200	6,203,406
iShares MSCI Australia Index Fund (1)	65,000	1,543,100
JPMorgan Chase & Co.	72,500	2,760,075
Novagold Resources, Inc. (2)	27,000	235,980
Petroleo Brasileiro SA - ADR	147,100	5,335,317
Teck Resources Ltd.(2)	83,000	3,416,280
Travelers Companies, Inc.	120,000	6,252,000
UBS AG (2)	160,000	2,724,800
Total Securities Sold Short (Proceeds $47,199,403)		$48,060,648
(1) Exchange-Traded Fund.
(2) Foreign security.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      11/23/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      11/23/2010

By    /s/ John Buckel
John Buckel, Treasurer

Date      11/22/2010